Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Derivative Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Derivative Financial Instruments

Derivative financial instruments

In accordance with ASC 820–10–35–37 Fair Value in Financial Instruments; ASC 815 Accounting for

Derivative Instruments and Hedging Activities; and ASC 815–40 (formerly Emerging Issues Task Force (“EITF”) Issue No. 00–19 and EITF 07–05), the Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations.

As of December 31, 2015, the Company had outstanding a senior convertible note (the "VDF Note") with a balance of $453,298, net of a discount of $15,974. The Company determined the VDF Note had an embedded derivative valued at $11,807 at December 31, 2015 due to Sr. Note One having a provision which required adjustments to the conversion price to compensate for dilutive stock issuance events unrelated to the VDF Note. As of December 31, 2014, the VDF Note had a balance of $140,001, net of a discount of $10,790 and the embedded derivative liability was valued at $9,168. During the period ended December 31, 2015, $318,481 of principal was added to the VDF Note. This was comprised of $300,000 of patent license fees which were rolled over to the VDF Note and accrued interest for the year ended December 31, 2015 of $18,481.

On January 20, 2015 the Company also issued an unsecured subordinate convertible debenture with a face value of $440,000 (the "Subordinated Debenture"), which after deducting a $40,000 original issue discount ('OID'), provided funds of $400,000. The Subordinated Debenture was initially valued as having a balance of $207,074, net of a discount of $232,926. The Company determined the Subordinated Debenture initially had an embedded derivative liability valued at $232,926 due to it providing for adjustments to the conversion price. On June 5, 2015, the Company redeemed the Subordinated Debenture and paid the lender a prepayment premium of $68,929, calculated as 15% of face value principal of $440,000 plus accrued interest of $19,529, for a total redemption payment of $528,458. $5,788 of the OID was amortized to interest expense over the life of the note and the repayment of the remaining balance of $34,212 OID was recorded as an interest expense at time of redemption.

Because there was a derivative liability recorded for the Subordinated Debenture, the derivative component was marked-to-market at time of redemption and the resulting net loss of $41,182 was added to the Change in Fair Value of Derivatives for the period ended December 31, 2015.

The net amount of the Change in Fair Value of Derivatives for the period ended December 31, 2015 was a loss of $35,037, which included the loss on the derivative loss on the Subordinated Debenture and the net amount of mark-to-market value changes in the embedded derivatives liabilities of the VDF Note of $6,145 for the year ended December 31, 2015.

There are no embedded derivatives in any other notes issued by the Company.